Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments
Schedule of fair value of the derivative assets

	As of
	December 31,
	2020	2021
Derivative assets carried at fair value through profit or loss (FVTPL)
Forward foreign exchange contracts	327	91
Derivative assets designated and effective as hedging instruments carried at fair value
Cross currency swaps	5,768	2,418
Total	6,095	2,509
Derivative financial instruments, current assets	534	596
Derivative financial instruments, non-current assets	5,561	1,913
Total	6,095	2,509

Schedule of fair value of the derivative liabilities

	As of
	December 31,
	2020	2021
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	113,855	53,192
Forward foreign exchange contracts	—	1,020
Total	113,855	54,212
Derivative financial instruments, current liability	35,415	25,518
Derivative financial instruments, non-current liability	78,440	28,694
Total	113,855	54,212

Schedule of analysis of (loss)/gain on derivatives

	For the year ended
	December 31,
	2019	2020	2021
Unrealized (loss)/gain on derivative financial instruments held for trading	(54,050)	(64,044)	59,407
Realized gain/(loss) on interest rate swaps held for trading	3,164	(20,855)	(35,585)
Realized (loss)/gain on forward foreign exchange contracts held for trading	(3,707)	564	(1,137)
Recycled loss of cash flow hedges reclassified to profit or loss	(697)	—	—
Ineffective portion of cash flow hedges	(151)	(323)	(5)
Total	(55,441)	(84,658)	22,680

Interest rate swaps
Financial Instruments
Schedule of principal terms of instruments held for trading

						Notional Amount
		Trade	Effective	Termination	Fixed Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2020	2021
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2021	1.98%	66,667	N/A
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	66,667
GasLog	DNB	July 2016	July 2016	July 2022	1.719%	73,333	73,333
GasLog	HSBC	July 2016	July 2016	July 2022	1.79%	33,333	33,333
GasLog	SCB	July 2020	July 2016	July 2022	2.015%	66,667	66,667
GasLog	SEB	July 2016	July 2016	July 2021	1.8405%	50,000	N/A
GasLog	HSBC	Feb 2017	Feb 2017	Feb 2022	2.005%/2.17%	100,000	100,000
GasLog	SCB	July 2020	Feb 2017	Mar 2022	2.2145%	100,000	100,000
GasLog	ABN	Feb 2017	Feb 2017	Mar 2022	2.003%	100,000	100,000
GasLog	Nordea Bank Finland (“Nordea”)	May 2018	July 2020	July 2026	3.070%	66,667	66,667
GasLog	Nordea	May 2018	May 2018	July 2026	2.562%	66,667	66,667
GasLog	SEB	May 2018	July 2020	July 2024	3.025%	50,000	50,000
GAS-twenty seven Ltd.	DNB	July 2020	July 2020	July 2024	3.146%	48,889	48,889
GAS-twenty seven Ltd.	ING	July 2020	July 2020	July 2024	3.24%	24,444	24,444
GasLog	DNB	May 2018	July 2018	July 2025	2.472%	73,333	73,333
GasLog	HSBC	May 2018	Apr 2018	July 2024	2.475%	33,333	33,333
GasLog (1)	HSBC	May 2018	Apr 2018	June 2021	2.550%	33,333	N/A
GasLog (1)	ABN	June 2021	Apr 2021	July 2025	2.550%	N/A	33,333
GasLog	Citibank Europe Plc. (“CITI”)	May 2018	July 2020	July 2024	3.082%	30,000	30,000
GasLog	CITI	May 2018	July 2021	July 2025	3.095%	N/A	30,000
GasLog	SEB	December 2018	October 2018	July 2026	2.745%	50,000	50,000
GasLog	Nordea	December 2018	October 2018	July 2028	2.793%	66,667	66,667
GasLog	DNB	December 2018	January 2019	July 2025	2.685%	73,333	73,333
GasLog	SEB	December 2018	July 2020	July 2024	2.958%	50,000	50,000
GasLog (2)	ING	May 2020	July 2020	July 2024	3.127%	100,000	100,000
GAS-twenty seven Ltd.	DNB	July 2020	April 2020	April 2025	3.069%	40,000	40,000
GAS-twenty seven Ltd.	ING	July 2020	July 2020	April 2025	3.176%	20,000	20,000
GAS-fifteen Ltd.	NBG	September 2020	October 2020	July 2025	1.795%	94,923	87,357
					Total	1,578,256	1,484,023
(1)	In June 2021, the Group novated to ABN an interest rate swap with HSBC originally maturing in July 2025 with notional amount of $33,333.
(2)	In May 2020, the Group terminated an interest rate swap with Nordea originally maturing in July 2024 and replaced it with a new swap with ING of the same notional amount of $100,000 and the same maturity date of July 2024 with an effective date of July 2020. The impact of these parallel transactions for the Group was a loss of $41.

Cross currency swaps
Financial Instruments
Schedule of principal terms of the hedging instruments

						Notional Amount
		Trade	Effective	Termination	Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2020	2021
GasLog	DNB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog	SEB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog	Nordea	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
					Total	98,550	98,550

Forward foreign exchange contracts
Financial Instruments
Schedule of principal terms of instruments held for trading

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(EUR/USD)	(in thousands)
GasLog	Citibank Europe PLC UK	June 2021	3	January - March 2022	1.1941 - 1.1955	€3,000
GasLog	Citibank Europe PLC UK	August 2021	6	January - June 2022	1.1784 - 1.1819	€6,000
GasLog	DNB	August 2021	3	January - March 2022	1.1799 - 1.1815	€3,000
GasLog	Citibank Europe PLC UK	September 2021	9	January - September 2022	1.1725 - 1.1785	€9,000
GasLog	DNB	October 2021	6	July - December 2022	1.1682	€6,000
GasLog	ABN	November 2021	17	January - December 2022	1.1286 – 1.1489	€7,748
GasLog	Citibank Europe PLC UK	November 2021	13	January - December 2022	1.1325 - 1.1428	€6,500
GasLog	DNB	November 2021	12	January - December 2022	1.1446	€6,000
GasLog	OCBC	November 2021	6	April - September 2022	1.1308 – 1.1354	€3,000
					Total	€50,248